SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	$ 302,691,077	$ 98,218,556	$ 132,414,568	$ 97,320,540
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,422,222	2,950,000	677,778	4,950,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,000,000	1,000,000	1,000,000	1,000,000
Convertible Note Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	35,589,293	36,550,875	35,856,883	34,842,243
Common Stock To Be Issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,254,113	5,855,261	13,663,352	2,973,132
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	189,417,168	50,013,000	50,012,000	50,012,000
Embedded Derivatives [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	$ 70,008,281	$ 1,849,420	$ 31,204,555	$ 3,543,165